Shareholder Report, Average Annual Return (Details) 190547_Baird Core Plus Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BCOSX
Average Annual Return, Percent	7.22%	0.06%	2.61%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%